SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Leases (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Package of practical expedients	false
Lease, Practical Expedient, Use of Hindsight [true false]	false
Operating Lease, Right-of-Use Asset		$ 999		¥ 6,521
Operating Lease, Liability		1,014		6,614
Operating Lease, Liability, Current		237		1,544
Operating Lease, Liability, Noncurrent		777		¥ 5,070
Lease, Cost		1,752	¥ 11,432
Operating Lease, Cost		1,731	11,297
Short-term Lease, Cost		$ 21	¥ 135
Operating Lease, Weighted Average Remaining Lease Term		5 years 26 days		5 years 26 days
Operating Lease, Weighted Average Discount Rate, Percent		8.01%		8.01%
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset					¥ 22,852
Operating Lease, Liability					¥ 22,492